Attached for filing is an exhibit containing interactive data format strategy/risk summary information that mirrors the information in the supplement dated August 28, 2014 to the Prospectus dated April 30, 2014, filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on August 28, 2014 (Accession No. 0001193125-14-324651) with respect to the Praxis Small Cap Fund.